Cover	6 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--09-30
Entity File Number	001-42183
Entity Registrant Name	QMMM Holdings Ltd.
Entity Central Index Key	0001971542
Entity Address, Address Line One	Unit 1301, Block C, Sea View Estate
Entity Address, Address Line Two	8 Watson Road
Entity Address, City or Town	Tin Hau
Entity Address, Country	HK